SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	May 31, 2026	May 31, 2025	May 31, 2024
Receivables [Abstract]
Accounts receivable – third parties	$ 2,130	$ 1,941
Less: allowance for expected credit loss	(152)	(317)	$ (317)
Accounts receivable, net	$ 1,978	$ 1,624